NOTE 3. DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets classified as discontinued operations
Accounts receivable, net	$ 27,688	$ 28,688
Prepaid expenses and other current assets	3,100	4,901
Other financing receivables from peer store, net	0	16,786
Inventories	4,330	4,729
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	63,774	285,983
Short-term net investment in sales-type leases	5,703	56,975
Total current assets	104,595	398,062
Long-term net investment in direct financing and sales-type leases, net of current maturities	3,064	59,170
Deferred income tax assets	12,186	9,913
Total non-current assets	15,250	69,083
Total assets	119,845	467,145
Liabilities classified as discontinued operations
Income tax payable	111	929
Other payables and accrued liabilities	11,795	15,801
Long-term payables, current portion	0	899
Short-term bonds payable	36,738	0
Financing payables, related parties	1,801	99,783
Total current liabilities	50,445	117,412
Long-term payables	2,587	9,102
Total non-current liabilities	2,587	9,102
Total liabilities	$ 53,032	$ 126,514